SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION:  Our consolidated financial statements include the accounts of the Association, our wholly‑owned and majority‑owned subsidiaries, and certain variable interest entities for which we or our subsidiaries are the primary beneficiaries. See Note 11—Variable Interest Entities. Our consolidated financial statements also include our undivided interests in jointly owned facilities.

All significant intercompany balances and transactions have been eliminated in consolidation. The accompanying consolidated statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) as applied to regulated enterprises.

JOINTLY OWNED FACILITIES:  We own undivided interests in three jointly owned generation facilities that are operated by the operating agent of each facility under joint facility ownership agreements with other utilities as tenants in common. These projects include the Craig Station Units 1 and 2 (operated by us (“Yampa Project”)), the Missouri Basin Power Project (“MBPP”) (operated by Basin Electric Power Cooperative (“Basin”)) and the San Juan Project (operated by Public Service Company of New Mexico). Each participant in these agreements receives a portion of the total output of the generation facilities, which approximates its percentage ownership. Each participant provides its own financing for its share of each facility and accounts for its share of the cost of each facility. The operating agent for each of these projects allocates the fuel and operating expenses to each participant based upon its share of the use of the facility. Therefore, our share of the plant asset cost, interest, depreciation and operating expenses is included in our consolidated financial statements.

VARIABLE INTEREST ENTITIES:  We evaluate our arrangements and relationships with other entities, including our investments in other associations and investments in coal mines, in accordance with the accounting standard related to consolidation of variable interest entities. This guidance requires us to identify variable interests (contractual, ownership or other financial interests) in other entities and whether any of those entities in which we have a variable interest in, meets the criteria of a variable interest entity. An entity is considered to be a variable interest entity when its total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, or its equity investors, as a group, lack the characteristics of having a controlling financial interest. In making this assessment, we consider the potential that our arrangements and relationships with other entities provide subordinated financial support, the potential for us to absorb losses or rights to residual returns of an entity, the ability to directly or indirectly make decisions about the entity’s activities and other factors. If an entity that we have a variable interest in meets the criteria of a variable interest entity, we must determine whether we are the primary beneficiary of that entity. The primary beneficiary is the entity that has the power to direct any of the activities of the variable interest entity that most significantly impact the variable interest entity’s economic performance, and the obligation to absorb losses or the right to receive benefits from the variable interest entity that could be potentially significant to the variable interest entity. If we are determined to be the primary beneficiary of (has controlling financial interest in) a variable interest entity, then we would be required to consolidate that entity. In certain situations, it may be determined that power is shared among multiple unrelated parties such that no one party has the power to direct the activities of a variable interest entity that most significantly impact the variable interest entity’s economic performance (decisions about those activities require the consent of each of the parties sharing power). In accordance with the accounting guidance prescribed by consolidation of variable interest entities, if the determination is made that power is shared among multiple unrelated parties, then no party is the primary beneficiary. See Note 11—Variable Interest Entities.

ACCOUNTING FOR RATE REGULATION:  We are subject to the accounting requirements related to regulated operations. In accordance with these accounting requirements, some revenues and expenses have been deferred at the discretion of our Board, which has budgetary and rate‑setting authority, if it is probable that these amounts will be refunded or recovered through future rates. Regulatory assets are costs we expect to recover from our Members based on rates approved by our Board in accordance with our rate policy. Regulatory liabilities represent probable future reductions in rates associated with amounts that are expected to be refunded to our Members based on rates approved by our Board in accordance with our rate policy. We recognize regulatory assets and liabilities as expenses or as a reduction in expenses concurrent with their recovery in rates.

Regulatory assets and liabilities are as follows (thousands):

	2015	2014
Regulatory assets
Deferred income tax expense (1)	$28,629	$17,230
Deferred prepaid lease expense- Craig 3 Lease (2)	16,183	22,656
Deferred prepaid lease expense- Springerville 3 Lease (3)	92,878	95,168
Goodwill – J.M. Shafer (4)	60,541	63,390
Goodwill – Colowyo Coal (5)	41,327	43,526
Deferred debt prepayment transaction costs (6)	175,444	184,073
Other	79	—
	415,081	426,043
Regulatory liabilities
Deferred revenues (7)	45,000	45,000
Net regulatory asset	$370,081	$381,043
(1)

A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

(2)

Deferral of loss on acquisition related to the Craig Generating Station (“Craig Station”) Unit 3 prepaid lease expense upon acquisitions of equity interests in 2002 and 2006. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $6.5 million annually through the remaining original life of the lease ending in 2018 and recovered from our Members in rates.

(3)

Deferral of loss on acquisition related to the Springerville Generating Station Unit 3 (“Springerville Unit 3”) prepaid lease expense upon acquiring a controlling interest in the Springerville Unit 3 Partnership LP (“Springerville Partnership”) in 2009. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $2.3 million annually through the 47-year period ending in 2056 and recovered from our Members in rates.

(4)

Represents goodwill related to our acquisition of Thermo Cogeneration Partnership, LP (“TCP”) in December 2011.  Goodwill is being amortized to depreciation and amortization expense in the amount of $2.8 million annually through the 25-year period ending in 2036 and recovered from our Members in rates.

(5)

Represents goodwill related to our acquisition of Colowyo Coal Company LP (“Colowyo Coal”) in December 2011. Goodwill is being amortized to depreciation and amortization expense through the 44-year period ending in 2056 and recovered from our Members in rates.

(6)

Represents transaction costs that we incurred related to the prepayment of our long-term debt in 2014. These costs are being amortized to depreciation and amortization expense in the amount of $8.6 million annually over the 21.4-year average life of the new debt issued and recovered from our Members in rates.

(7)

Represents deferral of the recognition of $10 million of non-member electric sales revenue received in 2008 and $35 million of non-member electric sales revenue in 2011. These deferred non-member electric sales revenues will be refunded to Members through reduced rates when recognized in non-member electric sales revenue in future periods.

SEGMENT REPORTING:  We are organized for the purpose of supplying wholesale power to our Members and do so through the utilization of a portfolio of resources, including generating facilities, long‑term purchase contracts and forward, short‑term and spot market energy purchases. In support of our coal generating resources, we have direct ownership and investments in coal mines. Our Board serves as our chief operating decision maker who manages and reviews our operating results and allocates resources as one operating segment. Therefore, we have one reportable segment for financial reporting purposes.

BUSINESS COMBINATIONS:  We account for business acquisitions by applying the accounting standard related to business combinations. In accordance with this method, the identifiable assets acquired, the liabilities assumed and any noncontrolling interests in the acquired entities are required to be recognized at their acquisition date fair values. We typically engage an independent valuation firm to determine the acquisition date fair values of most of the acquired assets and assumed liabilities. The excess of total consideration transferred over the net assets acquired is recognized as goodwill. Acquisition‑related costs such as legal fees, accounting services fees and valuation fees, are expensed as incurred. We are required to consolidate these acquired entities.

If an acquisition does not result in acquiring a business, the transaction is accounted for as an acquisition of assets. This method requires measurement and recognition of the acquired net assets based upon the amount of cash transferred and the amount paid for acquisition‑related costs. There is no goodwill recognized in an acquisition of assets.

USE OF ESTIMATES:  The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

ELECTRIC PLANT AND DEPRECIATION:  Electric plant is stated at cost. The cost of internally constructed assets includes payroll, overhead costs and interest charged during construction. Interest rates charged during construction of 4.4,  4.7 and 4.8 percent were used for 2015,  2014 and 2013, respectively. The amount of interest capitalized during construction was $13.5, $15.0 and $13.0 million during 2015,  2014 and 2013, respectively. At the time that units of electric plant are retired, original cost and cost of removal, net of the salvage value, are charged to the allowance for depreciation. Replacements of electric plant that involve less than a designated unit value are charged to maintenance expense when incurred. Electric plant is depreciated based upon estimated depreciation rates and useful lives that are periodically re‑evaluated.

COAL RESERVES AND DEPLETION:  Coal reserves are recorded at cost. Depletion of coal reserves is computed using the units‑of‑production method utilizing only proven and probable reserves.

LEASES:  The accounting for lease transactions in conformity with GAAP requires management to make various assumptions, including the discount rate, the fair market value of the leased assets and the estimated useful life, in order to determine whether a lease should be classified as operating or capital.

We are the lessor under power sales arrangements that are required to be accounted for as operating leases since the arrangements are in substance leases because they convey the right to use our power generating equipment for a stated period of time. The lease revenues from these arrangements are included in other operating revenue on the consolidated statements of operations. We are the lessee under power purchase arrangements that are required to be accounted for as operating leases since the arrangements are in substance leases because they convey to us the right to use power generating equipment for a stated period of time. These are included in other operating expenses on the consolidated statements of operations. See Note 8—Leases.

INVESTMENTS IN OTHER ASSOCIATIONS:  Investments in other associations includes investments in the patronage capital of other cooperatives (accounted for using the cost method) and other required investments in the organizations. Under this method, our investment in a cooperative increases when a cooperative allocates patronage capital credits to us and it decreases when we receive a cash retirement of the allocated capital credits from the cooperative. A cooperative allocates its patronage capital credits to us based upon our patronage (amount of business done) with the cooperative.

Investments in other associations are as follows (thousands):

	2015	2014
Basin Electric Power Cooperative	$84,875	$80,250
National Rural Utilities Cooperative Finance Corporation	26,808	26,695
CoBank, ACB	6,212	5,518
Western Fuels Association, Inc.	2,275	2,338
Other	3,516	3,175
Investments in other associations	$123,686	$117,976

INVESTMENTS IN AND ADVANCES TO COAL MINES:  We have direct ownership and investments in coal mines to support our coal generating resources. We, and certain participants in the Yampa Project, are members of Trapper Mining, Inc. (“Trapper Mining”), which is organized as a cooperative and is the owner and operator of the Trapper Mine near Craig, Colorado. Our investment in Trapper Mining is recorded using the equity method. In addition, we have ownership in Western Fuels Association, Inc. (“WFA”), which is the owner of Western Fuels‑Wyoming, Inc. (“WFW”), the owner and operator of the Dry Fork Mine near Gillette, Wyoming. We, through our ownership in WFA, advance funds to the Dry Fork Mine.

Investments in and advances to coal mines are as follows (thousands):

	2015	2014
Investment in Trapper Mine	$14,072	$13,650
Advances to Dry Fork Mine	2,149	1,366
Investments in and advances to coal mines	$16,221	$15,016

CASH AND CASH EQUIVALENTS:  We consider highly liquid investments with an original maturity of three months or less to be cash equivalents.

RESTRICTED CASH AND INVESTMENTS:  Restricted cash and investments represent funds designated by our Board for specific uses and funds restricted by contract or other legal reasons. A portion of the funds is for the payment of debt within one year and funds restricted by contract that are expected to be settled within one year. These funds are therefore classified as current on the statements of financial position. The other funds are for the payment of debt beyond one year and funds restricted by contract or other legal reasons that are expected to be settled beyond one year. These funds are classified as noncurrent and are included in other assets and investments on the statements of financial position.

We have investments in U.S. Treasury Notes pledged as collateral in connection with the in‑substance defeasance for the principal outstanding and future interest payments on the Coal Contract Receivable Collateralized Bonds (“Colowyo Bonds”). The balances in these investments are described as investments in securities pledged as collateral in the table below. As of December 31, 2015, the entire $8.7 million balance of the defeasance investment is for Colowyo Bond debt payments due within one year and is, therefore, a current asset on the consolidated statements of financial position. The Colowyo Bonds mature in November 2016.

We received $29.4 million in 2009 from BNSF Railway Company (“BNSF”) as a reduction of prior coal delivery shipping charges as the result of the decision of the Surface Transportation Board (“STB”). However, BNSF appealed the decision and the funds were subject to refund in the event BNSF was ultimately successful in its appeal. These funds were designated by our Board to be held as restricted cash. In May 2015, BNSF, WFA and Basin filed a joint petition at the STB informing the STB that the parties had entered into a rail transportation agreement settling all matters at issue. In June 2015, the STB granted the joint petition, which resolved the uncertainties related to the outcome of this matter and the $29.4 million of cash related to the BNSF settlement was no longer designated as restricted.

Restricted cash and investments are as follows (thousands):

	2015	2014
Investments in securities pledged as collateral	$8,671	$9,192
Funds restricted by contract	859	592
Restricted cash and investments - current	9,530	9,784

BNSF settlement	—	29,381
Funds restricted by contract	1,000	1,000
Investments in securities pledged as collateral	—	8,995
Restricted cash and investments - noncurrent	1,000	39,376
Total restricted cash and investments	$10,530	$49,160

MARKETABLE SECURITIES:  We hold marketable securities in connection with the directors’ and executives’ elective deferred compensation plans which consist of investments in stock funds, bond funds and money market funds. These securities are classified as available‑for‑sale securities. At December 31, 2015, the cost and estimated fair value of the investments based upon their active market value (Level 1 inputs) were $1.0 and $1.2 million, respectively, with a net unrealized gain balance of $129,000. At December 31, 2014, the cost and estimated fair value of the investments were $1.1 and $1.4 million, respectively, with a net unrealized gain balance of $254,000. The estimated fair value of the investments is included in other noncurrent assets on the consolidated statements of financial position. The unrealized gains at December 31, 2015 and 2014 are reported as a component of accumulated other comprehensive income as of those dates. Changes in the net unrealized gains or losses are reported as a component of comprehensive income.

We hold U.S. Treasury Notes to maturity in connection with the December 2011 defeasance of the Colowyo Bonds and these are included in restricted cash and investments on the statements of financial position. Since they will be held to maturity, the notes are carried at amortized cost. As of December 31, 2015, the defeasance investment of $8.7 million consisted of a principal amount of $7.4 million, an unamortized premium of $113,000 and cash of $1.1 million. As of December 31, 2014, the defeasance investment of $18.2 million consisted of a principal amount of $16.4 million, an unamortized premium of $371,000 and cash of $1.4 million.

INVENTORIES:  Coal inventories at our owned generating stations are stated at LIFO (last‑in, first‑out) cost and were $42.2 and $22.2 million at December 31, 2015 and 2014, respectively. The remaining coal inventories, other fuel, and materials and supplies inventories are stated at average cost. In 2014, we realized lower coal fuel expense of $596,000 as a result of a LIFO inventory liquidation at our generating stations.

OTHER DEFERRED CHARGES:  We make expenditures for preliminary surveys and investigations for the purpose of determining the feasibility of contemplated generation and transmission projects. If construction results, the preliminary survey and investigation expenditures will be reclassified to electric plant—construction work in progress. If the work is abandoned, the related preliminary survey and investigation expenditures will be charged to the appropriate operating expense account or the expense could be deferred as a regulatory asset to be recovered from our Members in rates subject to approval by our Board, which has budgetary and rate-setting authority. As of December 31, 2015, preliminary surveys and investigations was primarily comprised of expenditures for the Holcomb Station Project of $86.7 million (see Note 12—Commitments and Contingencies—Legal).  In December 2015, $28.5 million of preliminary survey charges related to the Eastern Plains Transmission Project was capitalized as part of the Burlington-Wray 230kV transmission line project and is included in electric plant-construction work in progress on the consolidated statements of financial position.

We make advance payments to the operating agents of jointly owned facilities. See Note 3—Property, Plant and Equipment—Jointly Owned Facilities.

Other deferred charges are as follows (thousands):

	2015	2014
Preliminary surveys and investigations	$107,146	$131,693
Advances to operating agents of jointly owned facilities	11,537	20,567
Other	3,852	3,940
Total other deferred charges	$122,535	$156,200

DEBT ISSUANCE COSTS:  We adopted Accounting Standards Update (“ASU”) 2015-03, Interest — Imputation of Interest (Subtopic 835-30) and ASU 2015-15, Interest – Imputation of Interest (Subtopic 835-30) Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Accordingly, we accounted for debt issuance costs as a direct deduction of the associated long-term debt carrying amount consistent with the accounting for debt discounts and premiums. Deferred debt issuance costs are amortized to interest expense using an effective interest method over the life of the respective debt. The adoption of these amendments resulted in $21.2 million and $22.3 million of debt issuance costs being presented as a direct deduction from long-term debt as of December 31, 2015 and 2014. The $22.3 million of debt issuance costs as of December 31, 2014 were retrospectively adjusted as a change in accounting principle and were previously reported in other deferred charges.

ASSET RETIREMENT OBLIGATIONS:  We account for current obligations associated with the future retirement of tangible long‑lived assets in accordance with the accounting guidance relating to asset retirement and environmental obligations. This guidance requires that legal obligations associated with the retirement of long‑lived assets be recognized at fair value at the time the liability is incurred and capitalized as part of the related long‑lived asset. Over time, the liability is adjusted to its present value by recognizing accretion expense and the capitalized cost of the long‑lived asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. In the absence of quoted market prices, we determine fair value by using present value techniques in which estimates of future cash flows associated with retirement activities are discounted using a credit adjusted risk‑free rate including a market risk premium. Upon settlement of an asset retirement obligation, we will apply payment against the estimated liability and incur a gain or loss if the actual retirement costs differ from the estimated recorded liability. These liabilities are included in asset retirement obligations.

Coal mines: We have asset retirement obligations for the final reclamation costs and post‑reclamation monitoring related to the Colowyo Mine, the New Horizon Mine, and the Fort Union Mine.

Fossil steam generation: We, including our undivided interest in jointly owned facilities, have asset retirement obligations related to equipment, dams, ponds, wells and underground storage tanks at the fossil steam generating stations.

Transmission: We have an asset retirement obligation to remove a certain transmission line and related substation assets resulting from an agreement to relocate the line.

Aggregate carrying amounts of asset retirement obligations are as follows (thousands):

	2015	2014
Asset retirement obligation at beginning of year	$53,754	$52,585
Liabilities incurred	1,802	1,366
Liabilities settled	(3,028)	(5,729)
Accretion expense	3,324	2,250
Change in cash flow estimate	(637)	3,282
Asset retirement obligation at end of year	$55,215	$53,754

We also have asset retirement obligations with indeterminate settlement dates. These are made up primarily of obligations attached to transmission and other easements that are considered by us to be operated in perpetuity and therefore the measurement of the obligation is not possible. A liability will be recognized in the period in which sufficient information exists to estimate a range of potential settlement dates as is needed to employ a present value technique to estimate far value.

MEMBERSHIPS:  There are 44 $5 memberships outstanding at December 31, 2015 and 2014.

PATRONAGE CAPITAL:  Our net margins are treated as advances of capital by our Members and are allocated to our Members on the basis of their electricity purchases from us. Net losses, should they occur, are not allocated to Members, but are offset by future margins. Margins not distributed to Members constitute patronage capital. Patronage capital is held for the account of our Members and is distributed through patronage capital retirements when our Board deems it appropriate to do so, subject to debt instrument restrictions.

ELECTRIC SALES REVENUE:  Revenue from electric energy deliveries is recognized when delivered.

ACCOUNTS RECEIVABLE—MEMBERS AND OTHER:  Receivables are primarily related to electric sales to Members and electric sales and other transactions with electric utilities. Uncollectible amounts, if any, are identified on a specific basis and charged to expense in the period determined to be uncollectible.

OTHER OPERATING REVENUE:  Other operating revenue consists primarily of wheeling revenue, lease revenue, coal sales and revenue from supplying steam and water to a paper manufacturer located adjacent to the Escalante Generating Station. Wheeling revenue is received when we charge other energy companies for transmitting electricity over our transmission lines. The lease revenue is primarily from certain power sales arrangements that are required to be accounted for as operating leases since the arrangements are in substance leases because they convey to others the right to use power generating equipment for a stated period of time. Coal sales revenue results from the sale of a portion of the coal from the Colowyo Mine per a contract ending in 2017 to other joint owners in the Yampa Project (the “Yampa Participants”). The associated Colowyo Mine expenses are included in coal mining, depreciation and amortization and interest expense on the consolidated statements of operations.

INCOME TAXES:  We are a non‑exempt cooperative subject to federal and state taxation and, as a cooperative, are allowed a tax exclusion for margins allocated as patronage capital. The liability method of accounting for income taxes is utilized, whereby changes in deferred tax assets or liabilities result in the establishment of a regulatory asset or liability. A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

INTERCHANGE POWER:  We occasionally engage in interchanges, or non‑cash swapping, of energy. Based on the assumption that all energy interchanged will eventually be received or delivered in‑kind, interchanged energy is generally valued at the average cost of fuel to generate power. Additionally, portions of the energy interchanged are valued per contract with the utility involved in the interchange. When we are in a net energy advance position, the advanced energy balance is recorded as an asset. If we owe energy, the net energy balance owed to others is recorded as a liability. The net activity for the year is included in purchased power expense. The interchange liability balance of $1.6 and $1.5 million at December 31, 2015 and 2014, respectively, is included in accounts payable. The net interchange activity recorded in purchased power expense was $108,630,  $(452,500) and $2.6 million in 2015,  2014 and 2013, respectively.

EVALUATION OF SUBSEQUENT EVENTS:  We evaluated subsequent events through March 14, 2016, which is the date when the financial statements were issued.

NEW ACCOUNTING PRONOUNCEMENTS:    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). In July 2015, FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. ASU 2014-09 replaces current revenue guidance, which was based on a risks and rewards model, with a transfer of control model. The core principle under the new transfer of control model states that revenue should be recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. To achieve the core principle, this amendment requires the following steps:  (1) identify the contract(s) with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. This amendment also requires additional quantitative and qualitative disclosures sufficient enough to enable users of financial information to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. For public business entities, this amendment is effective for the fiscal year beginning January 1, 2018 using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes footnote disclosures). Reporting entities have the option to adopt the standard as early as the original January 1, 2017 effective date of this amendment. We are currently evaluating the impact of this amendment on our financial position and results of operations.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements Going Concern (Subtopic 205-40); Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendment in this ASU requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern, which is currently performed by the external auditors. Management will be required to perform this assessment for both interim and annual reporting periods and must make certain disclosures if it concludes that substantial doubt exists. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meets its obligations as they become due within one year after the date that that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendment is effective for annual periods, and interim periods within those annual periods, beginning on or after December 15, 2016. We are currently evaluating the impact of this amendment on our financial position and results of operations. The adoption of this update is not expected to have a material impact on the financial position or results of operations.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810), Amendments to the Consolidation Analysis. The amendments in this ASU affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model.  Specifically, ASU 2015-02: (1) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, (2) eliminates the presumption that a general partner should consolidate a limited partnership, and (3) affects the consolidation analysis of reporting entities that are involved with variable interest entities, particularly those that have fee arrangements and related party relationships. The amendment is effective for the fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. A reporting entity may apply the amendments in this ASU using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. We adopted this update in 2015 and it did not have a material impact on our financial position or results of operations.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740); Balance Sheet Classification of Deferred Taxes. The amendments in this ASU simplify the presentation of deferred income taxes. Deferred tax assets and liabilities must all be classified as noncurrent. This amendment is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2016. We adopted this update in 2015 and it did not have a material impact on our financial position or results of operations.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.  The amendments in this ASU require that equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) be measured at fair value, with subsequent changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair value at cost minus impairment. The pronouncement impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. Also, an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance are permitted as of the beginning of the fiscal year of adoption. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the update. We are currently evaluating the impact of this amendment on our financial position and results of operations.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This amendment requires a lessee to recognize substantially all leases (whether operating or finance leases) on the balance sheet as a right-of-use asset and an associated lease liability. Short-term leases of 12 months or less are excluded from this amendment. A right-of-use asset represents a lessee’s right to use (control the use of) the underlying asset for the lease term. A lease liability represents a lessee’s liability to make lease payments. The right-of-use asset and the lease liability are initially measured at the present value of the lease payments over the lease term. For finance leases, the lessee subsequently recognizes interest expense and amortization of the right-of-use asset, similar to accounting for capital leases under current GAAP. For operating leases, the lessee subsequently recognizes straight-line lease expense over the life of the lease. Lessor accounting remains substantially the same as that applied under current GAAP. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The guidance is to be applied using a modified retrospective transition method with the option to elect a package of practical expedients. We are currently evaluating the impact of this amendment on our financial position and results of operations.